SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deposits Prepayments And Other Receivables Net
Balance at beginning, January 1	$ (1,749,619)
Allowance for credit losses		(1,749,619)
Foreign currency translation	1,327
Balance at end, June 30/December 31	$ (1,748,292)	$ (1,749,619)